OTHER ASSETS	12 Months Ended
Dec. 31, 2019
OTHER ASSETS [Abstract]
OTHER ASSETS
8. OTHER ASSETS

The principal components of the Company’s other assets are as follows (dollars in thousands):

	December 31, 2019	December 31, 2018
Portfolio B orderbook value	$100,935	$103,951
Equity certificates	16,048	5,747
Value added tax receivables, net	7,714	6,016
Investment in unconsolidated subsidiary	259	2,908
Other assets	4,421	6,338
Total other assets	$129,377	$124,960

In 2019, the Company purchased $7.4 million, or 6%, and $3.1 million, or 3%, of the equity certificates issued by Horizon II Limited and Horizon III Limited, respectively. In 2018, the Company purchased $5.7 million, or 4%, of equity certificates issued by Horizon I Limited. The Company has entered into seven-year lock-up agreements in connection with the equity certificates.

The Company has a 57.4% interest in Fly-Z/C Aircraft Holdings LP (“Fly-Z/C LP”). Summit Aviation Partners LLC (“Summit”) has a 10.2% interest in the joint venture. A subsidiary of BBAM Limited Partnership (“BBAM LP”) is the general partner of the joint venture. In 2019, the joint venture sold its last aircraft. During the years ended December 31, 2019 and 2018, the Company received cash distributions of $5.4 million and $5.2 million, respectively. During the year ended December 31, 2017, the Company received no distributions.